H. STOCK BASED COMPENSATION PLANS (Details - RSU activity) - shares	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Number of RSU's Shares
Balance of RSU's, at beginning of year	79,620	0
Granted	536,310	100,190
Forfeited	(127,980)	(20,570)
Balance of RSU's, ending	487,950	79,620
Vested at beginning of year	0
Vested during the year	0
Vested at end of year	0	0
Unvested at end of year	487,950	79,620